Stock-based compensation - Aggregate Intrinsic Value of Options (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding	$ 144	$ 247	$ 315
Exercisable	$ 144	$ 247	$ 315